Note 4 - Capital Lease: Future Minimum Lease Payments for Capital Leases (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure Text Block [Abstract]
2019 (6 months)	$ 363,236
2020	820,107
2021	835,499
2022	851,352
2023	890,712
Thereafter	8,246,770
Total minimum lease payments	12,007,676
Less: Amount representing interest	(5,807,069)
Present value of minimum lease payments	6,200,607
Less: Current maturities of capital lease obligations	(128,370)
Long-term capital lease obligations	$ 6,072,237	$ 6,142,606	$ 3,771,321